Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.01
Common Stock, shares authorized	100	100	100	90,000,000
Common Stock, shares issued	100	100	100	39,677,291
Treasury Stock at cost, shares			0	3,201,858